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                              GODFREY & KAHN, S.C.
                                ATTORNEYS AT LAW
                             780 North Water Street
                               Milwaukee, WI 53202
                     Phone (414) 273-3500 Fax (414) 273-5198


                                 January 8, 1999


VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


           Re:  Grand Prix Funds, Inc.; (Registration Nos.: 333-39133; 811-8461)


Ladies and Gentlemen:

         On behalf of the Grand Prix Funds, Inc. (the "Fund") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file a Supplement to the Fund's Prospectus dated November 30, 1998 and Supplements dated December 31, 1998 and January 1, 1999.

         If you have any questions concerning this filing, please do not hesitate to contact me.

                                            Very Truly Yours,

                                            GODFREY & KAHN, S.C.

                                            /s/ Carol A. Gehl

                                            Carol A. Gehl


cc:  Briccio B. Barrientos - SEC (paper copy)
     Robert Zuccaro - Grand Prix (paper copy)
     James Arnold - Sunstone (paper copy)
     Renee Hardt Torr - G&K (paper copy)






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                             GRAND PRIX FUNDS, INC.

                Supplement to Prospectus Dated November 30, 1998

REDUCED SALES CHARGE

               You will be entitled to a reduced sales charge if you purchase Fund shares on Friday, January 15, 1999. Any investor who purchases Fund shares on January 15, 1999, will pay an initial sales charge of 1.00% of the offering price regardless of the amount of shares purchased.

         This information supplements the information contained on pages 15-21 of the Prospectus and elsewhere therein.


                        _______________________________

  This Supplement should be retained with your Prospectus for future reference.

            The date of the Prospectus Supplement is January 8, 1999.